Barclays PLC (the Parent company) - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 0	£ 3	£ 0
Other income	89	65	134
Fee and commission income (expense)	7,498	7,247	6,529
Currency translation gains (losses)	(1,595)	(160)
Barclays PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	4,185	3,087	2,818
Other income	714	1,183	1,174
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
Other income	997	990	985
Barclays PLC | Total for all subsidiaries
Disclosure of transactions between related parties [line items]
Fee and commission income (expense)	154	135	139
Currency translation gains (losses)	(437)	£ 58	£ (50)
Barclays PLC | Barclays Execution Services Limited
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	190
Barclays PLC | Barclays Bank UK PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	1,425
Barclays PLC | Barclays Bank PLC
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 2,570